INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 28,494		¥ 29,730
Operating data:
Revenue	20,023	$ 3,142	18,316	¥ 35,666
Gross profit	15,425	2,421	14,285	28,294
Net income/(loss)	(645)	(101)	(3,269)	6,998
Equity in (loss)/income of affiliates	96	$ 15	(1,689)	(347)
Total cash paid for equity method investments	328		351	1,400
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue				28,423
Gross profit				17,608
Income/(loss) from operations				2,590
Net income/(loss)				970
Net loss attributable to equity method investments				(440)
Add: Equity dilution impact				93
Equity in (loss)/income of affiliates				¥ (347)
Investment funds
INVESTMENTS
Carrying value under equity investments	3,000		2,500
other equity investments
INVESTMENTS
Carrying value under equity investments	2,300		2,400
other equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue	20,482		19,704
Gross profit	9,490		8,670
Income/(loss) from operations	430		(805)
Net income/(loss)	392		(1,631)
Net loss attributable to equity method investments	(31)		(389)
Add: Equity dilution impact	127		67
Equity in (loss)/income of affiliates	96		(322)
Make My Trip
INVESTMENTS
Carrying value under equity investments	¥ 5,600		5,700
Make My Trip | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue			1,883
Gross profit			1,377
Income/(loss) from operations			(991)
Net income/(loss)			(2,864)
Net loss attributable to equity method investments			(1,459)
Add: Equity dilution impact			92
Equity in (loss)/income of affiliates			¥ (1,367)